Accumulated Other Comprehensive Income (Details) (USD $) In Millions, unless otherwise specified	Jun. 30, 2012	Jul. 02, 2011
Components of accumulated other comprehensive income
Unrealized losses on investments, net of tax	$ (2.8)	$ (1.6)
Foreign currency translation gains	10.6	20.0
Defined benefit obligation, net of tax	(0.3)	14.4
Accumulated other comprehensive income	$ 7.5	$ 32.8